Segmental information - Summary of Segment Reporting Information by Geographical areas (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Concentration Risks, Percentage	10.00%	10.00%	10.00%
Non Current Assets [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Concentration Risks, Percentage	10.00%	10.00%